Stockholders' Equity (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 14, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Authorized prferred stock		25,000,000		25,000,000		25,000,000	25,000,000
Preferred stock, par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of shares issued, share							12,011,269
Proceeds from issuance of stock				$ 105,000		$ 1,300,018	$ 2,090,375
Number of shares subscribed, shares		523,000	1,389,000	949,000	1,389,000	194,030	2,424,121
Private Placement [Member]
Number of shares issued, share				388,889
Shares issued, price per share		$ 0.27		$ 0.27
Proceeds from issuance of stock				$ 30,000			$ 2,926,375
Number of shares subscribed					$ 625,000
Number of shares subscribed, shares					1,250,750
Share price			$ 0.50		$ 0.50
Series A Preferred Stock [Member]
Authorized prferred stock	2,500,000
Preferred stock, par value	$ 0.001
Voting Percentage	51.00%
Preferred stock Voting Rights	The holders of the Series A Preferred Stock, in the aggregate, have voting power equal to 51% of the total votes of all of the outstanding common and preferred stock of the Company entitled to vote. Accordingly, each share of Series A Preferred Stock shall have voting rights equal to one and one-tenth (1.1) times a fraction, the numerator of which is the shares of outstanding common stock and undesignated preferred stock of the Company and the denominator of which is number of shares of outstanding Series A Preferred Stock.